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                      SUPPLEMENT DATED JANUARY 2, 2001 TO
                        PROSPECTUS DATED MAY 1, 2000 FOR
          MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                       NATIONWIDE LIFE INSURANCE COMPANY
                                  THROUGH ITS
                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:

    Fidelity VIP III Aggressive Growth Portfolio: Service Class 2

2. THE "DEATH BENEFIT OPTIONS" PROVISION OF THE SECTION ENTITLED "ADDITIONAL CONTRACT OPTIONS" IS DELETED AND REPLACED WITH THE FOLLOWING:

    DEATH BENEFIT OPTIONS

    Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:


    Optional One-Year Enhanced Death Benefit with Long Term Care/Nursing Home
    Waiver and Spousal Protection.........................................0.15%
       Total Variable Account Charges
       (including option only)............................................1.10%

    Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term
    Care/Nursing Home Waiver and Spousal Protection.......................0.20%
       Total Variable Account Charges
       (including option only)............................................1.15%

    Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

    Optional One-Year Step Up Death Benefit...............................0.05%
       Total Variable Account Charges
       (including option only)............................................1.00%

    Optional 5% Enhanced Death Benefit....................................0.10%
       Total Variable Account Charges
       (including option only)............................................1.05%





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3.  THE "GUARANTEED MINIMUM INCOME BENEFIT OPTION" PROVISION OF THE SECTION
    ENTITLED "ADDITIONAL CONTRACT OPTIONS" IS DELETED AND REPLACED WITH THE
    FOLLOWING:


    Applicants may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options"). Not all options may be available in every state.


Guaranteed Minimum Income Benefit Option 1................................0.45%
       Total Variable Account Charges
       (including Guaranteed Minimum Income Benefit Option 1 only)........1.40%


Guaranteed Minimum Income Benefit Option 2 ...............................0.30%
       Total Variable Account Charges
       (including Guaranteed Minimum Income Benefit Option 2 only) .......1.25%

4.  THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE IS AMENDED TO INCLUDE THE
    FOLLOWING:



                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

       ----------------------------------------------------------------------------------------------------------------------
                                                                                                           Total Underlying
                                                                 Management        Other         12b-1        Mutual Fund
                                                                    Fees         Expenses        Fees         Expenses
       ----------------------------------------------------------------------------------------------------------------------
       Fidelity VIP III Aggressive Growth Portfolio: Service       0.63%          0.48%          0.25%          1.36%
       Class  2*
       ----------------------------------------------------------------------------------------------------------------------


    *Based on estimated expenses for the first year.

    The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

5.  THE "EXAMPLE" IS AMENDED TO INCLUDE THE FOLLOWING:


    The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

    The example reflects expenses of both the variable account and the underlying mutual funds. The assumed variable account charge is 2.70% which is the maximum charge for the maximum number of rider options.




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    For those contracts that do not elect the maximum number of options, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                If you annuitize your
                               If you surrender your contract If you do not surrender your            contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                        time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive     106    183     252     441      43   129    216      441      *    129     216     441
Growth Portfolio: Service
Class 2
--------------------------------------------------------------------------------------------------------------------------

    *The contracts sold under this prospectus do not permit annuitization during the first two contract years.

6. THE FIFTH PARAGRAPH OF THE "CHARGES AND EXPENSES" PROVISION IS DELETED AND REPLACED WITH THE FOLLOWING:


Optional death benefits are available under the contract. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

7. THE SIXTH PARAGRAPH OF THE "CHARGES AND EXPENSES" PROVISION IS DELETED AND REPLACED WITH THE FOLLOWING:


Two Guaranteed Minimum Income Benefit options are available under the contract. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

8. THE "DEATH BENEFIT OPTIONS" PROVISION OF THE SECTION ENTITLED "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" AND THE "ONE-YEAR STEP UP DEATH BENEFIT" AND "5% ENHANCED DEATH BENEFIT" PROVISIONS OF THE SECTION ENTITLED "DEATH BENEFIT PAYMENT" ARE DELETED AND REPLACED WITH THE FOLLOWING:


The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

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THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER
OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------


If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death



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Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) of the
daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1) the contract value;
(2) the total of all purchase payments, less an adjustment for amounts surrendered; or
(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1) the contract value;
(2) the total of all purchase payments, less an adjustment for amounts surrendered;
(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or
(4) the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

EACH DEATH BENEFIT OPTION HAS A SPOUSAL PROTECTION FEATURE. THE SPOUSAL PROTECTION FEATURE ALLOWS THE SURVIVING SPOUSE TO CONTINUE THE CONTRACT WHILE RECEIVING THE ECONOMIC BENEFIT OF THE DEATH BENEFIT UPON THE DEATH OF THE OTHER SPOUSE. THE SPOUSAL PROTECTION FEATURE IS AVAILABLE ONLY FOR CONTRACTS ISSUED AS NON-QUALIFIED CONTRACTS, INDIVIDUAL RETIREMENT ANNUITIES (IRAS) AND ROTH IRAS, PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED. THERE IS NO ADDITIONAL CHARGE FOR THIS FEATURE.

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s) must be named as the contract owner. For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole contract owner;
(2) The spouses must be co-annuitants;
(3) Both co-annuitants must be age 85 or younger at the time the contract is issued;
(4) The spouses must each be named as beneficiaries;



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(5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;
(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the contract owner);
(7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and
(8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

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THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2,
2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------


If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1) the contract value;
(2) the total of all purchase payments, less an adjustment for amounts surrendered; or
(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1) the contract value; or
(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).



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--------------------------------------------------------------------------------
IN ADDITION, ALL OPTIONAL DEATH BENEFITS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.
--------------------------------------------------------------------------------

No CDSC will be charged if:

(1) the third contract anniversary has passed; and
(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(3) the contract owner has been diagnosed by a physician to have a terminal illness; and
(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (.e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

9. THE "GUARANTEED MINIMUM INCOME BENEFIT" PROVISION OF THE SECTION ENTITLED "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" IS DELETED AND REPLACED WITH THE FOLLOWING:


The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

10. THE PROVISIONS "HOW IS THE GUARANTEED ANNUITIZATION VALUE DETERMINED?" AND "SPECIAL RESTRICTIONS FOR A GMIB" IN THE SECTION ENTITLED "GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")" ARE DELETED AND REPLACED WITH THE
    FOLLOWING:


How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;



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(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1) the application of additional purchase payments;
(2) surrenders; or
(3) transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

11. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS AMENDED TO INCLUDE THE FOLLOWING:

    VIP III AGGRESSIVE GROWTH: SERVICE CLASS 2
    Investment Objective: Seeks capital appreciation by investing the fund's assets primarily in common stocks of companies FMR believes offer potential for accelerated earnings or revenue growth. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or a strong industry or market position. FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund. FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.




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